OMB APPROVAL
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	Expires:	January 31, 2016
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – International Opportunities Fund

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
AUSTRALIA 3.3%
Ansell Ltd.	146,438	$1,939,079
CSL Ltd.	40,632	2,557,103
Total		4,496,182
BELGIUM 1.5%
Anheuser-Busch InBev SA/NV	19,382	2,055,724
CANADA 1.4%
Methanex Corp.	58,376	1,934,348
DENMARK 2.4%
Novo Nordisk A/S, Class B	59,029	3,166,554
FRANCE 7.2%
Airbus Group SE	58,747	3,473,217
L’Oreal SA	20,059	3,475,278
Schneider Electric SE	48,819	2,728,062
Total		9,676,557
GERMANY 8.8%
Allianz SE, Registered Shares	8,834	1,384,423
Bayer AG, Registered Shares	19,576	2,503,504
Brenntag AG	46,269	2,490,176
Continental AG	16,561	3,517,849
Linde AG	12,361	2,002,075
Total		11,898,027
HONG KONG 4.3%
AIA Group Ltd.	579,600	3,014,355
HKT Trust & HKT Ltd.	1,510,000	1,794,453
Hong Kong Exchanges and Clearing Ltd.	42,700	979,581
Total		5,788,389
INDIA 0.7%
Tata Motors Ltd., ADR (a)	42,610	958,725
INDONESIA 1.0%
PT Bank Rakyat Indonesia Persero Tbk	2,377,300	1,407,590
IRELAND 2.3%
Bank of Ireland (a)	8,092,611	3,146,853

Issuer	Shares	Value

Common Stocks (continued)
JAPAN 32.0%
Capcom Co., Ltd.	130,200	$2,567,351
Dentsu, Inc.	57,500	2,950,907
Ebara Corp.	488,000	1,802,751
Hitachi High-Technologies Corp.	87,500	1,894,665
Japan Exchange Group, Inc.	181,000	2,645,904
Mazda Motor Corp.	168,700	2,665,679
Mitsubishi Estate Co., Ltd.	157,000	3,207,121
Mitsubishi UFJ Financial Group, Inc.	520,500	3,144,986
Nomura Holdings, Inc.	355,200	2,061,711
OSG Corp.	130,900	2,478,394
Rakuten, Inc.	109,300	1,397,121
Recruit Holdings Co., Ltd.	34,200	1,025,463
SCSK Corp.	62,600	2,350,034
Sekisui Chemical Co., Ltd.	228,000	2,399,817
Shimano, Inc.	24,800	3,484,297
Tadano Ltd.	140,000	1,553,852
Taiheiyo Cement Corp.	966,000	2,894,492
Yaskawa Electric Corp.	262,300	2,676,756
Total		43,201,301
NETHERLANDS 3.2%
ASML Holding NV	35,059	3,061,911
ING Groep NV-CVA	90,177	1,274,661
Total		4,336,572
SPAIN 2.2%
Industria de Diseno Textil SA	86,646	2,897,769
SWITZERLAND 6.6%
Roche Holding AG, Genusschein Shares	13,362	3,523,532
Syngenta AG, Registered Shares	3,732	1,195,113
UBS AG	227,215	4,198,791
Total		8,917,436
UNITED KINGDOM 20.7%
3i Group PLC	408,622	2,882,399
AstraZeneca PLC	34,171	2,169,892
Berendsen PLC	180,623	2,740,571
BT Group PLC	384,020	2,437,566
Diageo PLC	92,449	2,476,083
GKN PLC	521,632	2,114,784
Hays PLC	1,291,751	2,995,629
Legal & General Group PLC	592,273	2,133,282
Rio Tinto PLC	28,951	967,883
Unilever PLC	83,998	3,413,044

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Wolseley PLC	62,152	$3,627,307
Total		27,958,440
Total Common Stocks (Cost: $147,896,226)		$131,840,467

Preferred Stocks 0.5%
GERMANY 0.5%
Volkswagen AG	6,255	683,207
Total Preferred Stocks (Cost: $1,572,885)		$683,207

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	3,111,818	$3,111,818
Total Money Market Funds (Cost: $3,111,818)		$3,111,818
Total Investments
(Cost: $152,580,929) (d)		$135,635,492(e)
Other Assets & Liabilities, Net		(488,238)
Net Assets		$135,147,254

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,203,334	121,287,329	(119,378,845)	3,111,818	3,970	3,111,818

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $152,581,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,231,000
Unrealized Depreciation	(18,177,000)
Net Unrealized Depreciation	$(16,946,000)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	4,496,182	—	4,496,182
Belgium	—	2,055,724	—	2,055,724
Canada	1,934,348	—	—	1,934,348
Denmark	—	3,166,554	—	3,166,554
France	—	9,676,557	—	9,676,557
Germany	—	11,898,027	—	11,898,027
Hong Kong	—	5,788,389	—	5,788,389
India	958,725	—	—	958,725
Indonesia	—	1,407,590	—	1,407,590
Ireland	—	3,146,853	—	3,146,853
Japan	—	43,201,301	—	43,201,301
Netherlands	—	4,336,572	—	4,336,572
Spain	—	2,897,769	—	2,897,769
Switzerland	—	8,917,436	—	8,917,436
United Kingdom	—	27,958,440	—	27,958,440
Total Common Stocks	2,893,073	128,947,394	—	131,840,467
Preferred Stocks
Germany	—	683,207	—	683,207
Money Market Funds	—	3,111,818	—	3,111,818
Total Investments	2,893,073	132,742,419	—	135,635,492

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,203,334	1,203,334	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio - Large Cap Growth Fund II (formerly Columbia Variable Portfolio – Marsico 21st Century Fund)

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.6%
CONSUMER DISCRETIONARY 21.6%
Automobiles 1.9%
Tesla Motors, Inc. (a)	6,704	$1,665,274
Hotels, Restaurants & Leisure 6.3%
Domino’s Pizza, Inc.	20,673	2,230,823
Norwegian Cruise Line Holdings Ltd. (a)	58,042	3,325,807
Total		5,556,630
Internet & Catalog Retail 5.7%
Amazon.com, Inc. (a)	4,874	2,494,952
Ctrip.com International Ltd., ADR (a)	14,149	893,934
Netflix, Inc. (a)	9,202	950,198
Yoox SpA (a)	23,275	699,601
Total		5,038,685
Media 4.2%
IMAX Corp. (a)	29,826	1,007,820
Walt Disney Co. (The)	27,023	2,761,751
Total		3,769,571
Multiline Retail 1.8%
Burlington Stores, Inc. (a)	30,755	1,569,735
Specialty Retail 1.7%
O’Reilly Automotive, Inc. (a)	6,025	1,506,250
TOTAL CONSUMER DISCRETIONARY		19,106,145
CONSUMER STAPLES 4.1%
Beverages 3.7%
Constellation Brands, Inc., Class A	26,329	3,296,654
Food Products 0.4%
Blue Buffalo Pet Products, Inc. (a)	18,870	337,962
TOTAL CONSUMER STAPLES		3,634,616
FINANCIALS 5.2%
Banks 2.7%
First Republic Bank	37,908	2,379,485
Capital Markets 2.5%
Charles Schwab Corp. (The)	78,947	2,254,727
TOTAL FINANCIALS		4,634,212

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 22.4%
Biotechnology 6.7%
Alexion Pharmaceuticals, Inc. (a)	6,896	$1,078,465
Alkermes PLC (a)	34,065	1,998,594
Isis Pharmaceuticals, Inc. (a)	9,506	384,232
Juno Therapeutics, Inc. (a)	9,647	392,536
Natera, Inc. (a)	21,755	236,042
Regeneron Pharmaceuticals, Inc. (a)	3,927	1,826,605
Total		5,916,474
Health Care Equipment & Supplies 4.0%
ConforMIS, Inc. (a)	18,929	341,858
DexCom, Inc. (a)	23,738	2,038,144
Intuitive Surgical, Inc. (a)	2,445	1,123,673
Total		3,503,675
Health Care Providers & Services 3.0%
Acadia Healthcare Co., Inc. (a)	22,206	1,471,592
Envision Healthcare Holdings, Inc. (a)	33,319	1,225,806
Total		2,697,398
Life Sciences Tools & Services 2.0%
Illumina, Inc. (a)	10,111	1,777,716
Pharmaceuticals 6.7%
Allergan PLC (a)	9,403	2,555,829
Concordia Healthcare Corp.	18,061	770,621
Endo International PLC (a)	37,813	2,619,685
Total		5,946,135
TOTAL HEALTH CARE		19,841,398
INDUSTRIALS 8.6%
Aerospace & Defense 4.5%
B/E Aerospace, Inc.	31,067	1,363,841
Boeing Co. (The)	20,054	2,626,072
Total		3,989,913
Airlines 1.0%
Delta Air Lines, Inc.	19,548	877,119
Commercial Services & Supplies 1.1%
Healthcare Services Group, Inc.	28,987	976,862
Road & Rail 2.0%
Canadian Pacific Railway Ltd.	9,093	1,305,482
Genesee & Wyoming, Inc., Class A (a)	7,790	460,233
Total		1,765,715
TOTAL INDUSTRIALS		7,609,609

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 28.5%
Communications Equipment 1.7%
Palo Alto Networks, Inc. (a)	8,644	$1,486,768
Internet Software & Services 9.0%
CoStar Group, Inc. (a)	7,868	1,361,636
Envestnet, Inc. (a)	6,243	187,103
Facebook, Inc., Class A (a)	59,858	5,381,234
LinkedIn Corp., Class A (a)	5,498	1,045,335
Total		7,975,308
IT Services 6.1%
FleetCor Technologies, Inc. (a)	13,562	1,866,402
MasterCard, Inc., Class A	39,935	3,598,942
Total		5,465,344
Semiconductors & Semiconductor Equipment 4.0%
ARM Holdings PLC	64,709	927,494
NXP Semiconductors NV (a)	30,175	2,627,337
Total		3,554,831
Software 7.7%
Electronic Arts, Inc. (a)	42,391	2,871,990
Mobileye NV (a)	15,256	693,843
Salesforce.com, inc. (a)	39,143	2,717,699
Tableau Software, Inc., Class A (a)	6,462	515,538
Total		6,799,070
TOTAL INFORMATION TECHNOLOGY		25,281,321

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 2.4%
Chemicals 1.6%
Sherwin-Williams Co. (The)	6,350	$1,414,653
Construction Materials 0.8%
Vulcan Materials Co.	7,470	666,324
TOTAL MATERIALS		2,080,977
TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
SBA Communications Corp., Class A (a)	15,449	1,618,128
TOTAL TELECOMMUNICATION SERVICES		1,618,128
Total Common Stocks (Cost: $71,121,410)		$83,806,406

	Shares	Value

Money Market Funds 5.0%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	4,433,724	$4,433,724
Total Money Market Funds (Cost: $4,433,724)		$4,433,724
Total Investments
(Cost: $75,555,134) (d)		$88,240,130(e)
Other Assets & Liabilities, Net		351,673
Net Assets		$88,591,803

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,245,940	36,084,642	(33,896,858)	4,433,724	2,488	4,433,724

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $75,555,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$16,517,000
Unrealized Depreciation	(3,832,000)
Net Unrealized Appreciation	$12,685,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	18,406,544	699,601	—	19,106,145
Consumer Staples	3,634,616	—	—	3,634,616
Financials	4,634,212	—	—	4,634,212
Health Care	19,841,398	—	—	19,841,398
Industrials	7,609,609	—	—	7,609,609
Information Technology	24,353,827	927,494	—	25,281,321
Materials	2,080,977	—	—	2,080,977
Telecommunication Services	1,618,128	—	—	1,618,128
Total Common Stocks	82,179,311	1,627,095	—	83,806,406
Money Market Funds	—	4,433,724	—	4,433,724
Total Investments	82,179,311	6,060,819	—	88,240,130

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	2,245,940	2,245,940	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Columbia Variable Portfolio - Large Cap Growth Fund III (formerly Columbia Variable Portfolio – Marsico Focused Equities Fund)

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.0%
CONSUMER DISCRETIONARY 24.8%
Hotels, Restaurants & Leisure 8.6%
Chipotle Mexican Grill, Inc. (a)	2,885	$2,077,921
Starbucks Corp.	45,762	2,601,112
Total		4,679,033
Internet & Catalog Retail 2.1%
Amazon.com, Inc. (a)	2,244	1,148,681
Media 5.0%
Walt Disney Co. (The)	26,455	2,703,701
Multiline Retail 3.5%
Dollar Tree, Inc. (a)	28,345	1,889,478
Textiles, Apparel & Luxury Goods 5.6%
Nike, Inc., Class B	24,874	3,058,756
TOTAL CONSUMER DISCRETIONARY		13,479,649
CONSUMER STAPLES 3.1%
Food & Staples Retailing 3.1%
CVS Health Corp.	17,334	1,672,384
TOTAL CONSUMER STAPLES		1,672,384
ENERGY 1.0%
Energy Equipment & Services 1.0%
Schlumberger Ltd.	7,601	524,241
TOTAL ENERGY		524,241
FINANCIALS 3.9%
Capital Markets 3.9%
Charles Schwab Corp. (The)	74,994	2,141,829
TOTAL FINANCIALS		2,141,829
HEALTH CARE 24.2%
Biotechnology 5.9%
Celgene Corp. (a)	11,647	1,259,856
Regeneron Pharmaceuticals, Inc. (a)	1,187	552,121
Vertex Pharmaceuticals, Inc. (a)	13,503	1,406,203
Total		3,218,180
Health Care Providers & Services 8.1%
HCA Holdings, Inc. (a)	29,252	2,262,935
UnitedHealth Group, Inc.	18,274	2,119,967
Total		4,382,902

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services 2.5%
Illumina, Inc. (a)	7,587	$1,333,946
Pharmaceuticals 7.7%
Allergan PLC (a)	5,876	1,597,155
Novartis AG, Registered Shares	19,629	1,800,567
Pacira Pharmaceuticals, Inc. (a)	19,016	781,558
Total		4,179,280
TOTAL HEALTH CARE		13,114,308
INDUSTRIALS 3.4%
Aerospace & Defense 3.4%
Boeing Co. (The)	14,196	1,858,966
TOTAL INDUSTRIALS		1,858,966
INFORMATION TECHNOLOGY 33.0%
Internet Software & Services 15.8%
Alibaba Group Holding Ltd., ADR (a)	23,016	1,357,254
Facebook, Inc., Class A (a)	49,109	4,414,899
Google, Inc., Class A (a)	4,382	2,797,337
Total		8,569,490
IT Services 5.8%
Visa, Inc., Class A	45,182	3,147,378
Software 7.3%
Electronic Arts, Inc. (a)	28,495	1,930,536
Salesforce.com, inc. (a)	29,301	2,034,368
Total		3,964,904
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	19,849	2,189,345
TOTAL INFORMATION TECHNOLOGY		17,871,117
MATERIALS 4.6%
Chemicals 4.6%
Sherwin-Williams Co. (The)	11,109	2,474,863
TOTAL MATERIALS		2,474,863
Total Common Stocks (Cost: $46,024,356)		$53,137,357

	Shares	Value

Money Market Funds 1.0%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	555,517	$555,517
Total Money Market Funds (Cost: $555,517)		$555,517
Total Investments
(Cost: $46,579,873) (d)		$53,692,874(e)
Other Assets & Liabilities, Net		517,906
Net Assets		$54,210,780

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,550,205	24,280,804	(27,275,492)	555,517	1,363	555,517

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $46,580,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,113,000
Unrealized Depreciation	(3,000,000)
Net Unrealized Appreciation	$7,113,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	13,479,649	—	—	13,479,649
Consumer Staples	1,672,384	—	—	1,672,384
Energy	524,241	—	—	524,241
Financials	2,141,829	—	—	2,141,829
Health Care	11,313,741	1,800,567	—	13,114,308
Industrials	1,858,966	—	—	1,858,966
Information Technology	17,871,117	—	—	17,871,117
Materials	2,474,863	—	—	2,474,863
Total Common Stocks	51,336,790	1,800,567	—	53,137,357
Money Market Funds	—	555,517	—	555,517
Total Investments	51,336,790	2,356,084	—	53,692,874

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	3,550,205	3,550,205	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Portfolio of Investments

Variable Portfolio - Loomis Sayles Growth Fund II (formerly Columbia Variable Portfolio – Marsico Growth Fund)

September 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 96.9%
CONSUMER DISCRETIONARY 26.7%
Automobiles 1.4%
Tesla Motors, Inc. (a)	13,195	$3,277,638
Hotels, Restaurants & Leisure 8.3%
Chipotle Mexican Grill, Inc. (a)	9,305	6,701,926
Royal Caribbean Cruises Ltd.	34,252	3,051,511
Starbucks Corp.	157,529	8,953,948
Total		18,707,385
Internet & Catalog Retail 4.4%
Amazon.com, Inc. (a)	9,492	4,858,860
Priceline Group, Inc. (The) (a)	4,088	5,056,284
Total		9,915,144
Media 4.2%
Walt Disney Co. (The)	94,185	9,625,707
Multiline Retail 3.0%
Dollar Tree, Inc. (a)	100,259	6,683,265
Specialty Retail 1.2%
Signet Jewelers Ltd.	19,496	2,653,990
Textiles, Apparel & Luxury Goods 4.2%
Nike, Inc., Class B	76,903	9,456,762
TOTAL CONSUMER DISCRETIONARY		60,319,891
CONSUMER STAPLES 3.1%
Food & Staples Retailing 3.1%
CVS Health Corp.	71,779	6,925,238
TOTAL CONSUMER STAPLES		6,925,238
ENERGY 0.5%
Energy Equipment & Services 0.5%
Schlumberger Ltd.	16,010	1,104,210
TOTAL ENERGY		1,104,210
FINANCIALS 3.0%
Capital Markets 3.0%
Charles Schwab Corp. (The)	237,273	6,776,517
TOTAL FINANCIALS		6,776,517

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 24.7%
Biotechnology 7.8%
Celgene Corp. (a)	54,475	$5,892,561
Incyte Corp. (a)	26,084	2,877,848
Regeneron Pharmaceuticals, Inc. (a)	6,648	3,092,250
Vertex Pharmaceuticals, Inc. (a)	56,591	5,893,387
Total		17,756,046
Health Care Providers & Services 6.6%
HCA Holdings, Inc. (a)	84,771	6,557,885
UnitedHealth Group, Inc.	72,028	8,355,968
Total		14,913,853
Life Sciences Tools & Services 2.5%
Illumina, Inc. (a)	31,815	5,593,713
Pharmaceuticals 7.8%
Allergan PLC (a)	27,456	7,462,815
Eli Lilly & Co.	39,777	3,328,937
Pacira Pharmaceuticals, Inc. (a)	61,871	2,542,898
Zoetis, Inc.	104,288	4,294,580
Total		17,629,230
TOTAL HEALTH CARE		55,892,842
INDUSTRIALS 5.4%
Aerospace & Defense 3.0%
Boeing Co. (The)	52,793	6,913,243
Airlines 2.4%
Delta Air Lines, Inc.	119,517	5,362,728
TOTAL INDUSTRIALS		12,275,971
INFORMATION TECHNOLOGY 30.5%
Communications Equipment 1.3%
Palo Alto Networks, Inc. (a)	17,441	2,999,852
Internet Software & Services 13.2%
Alibaba Group Holding Ltd., ADR (a)	76,587	4,516,335
Facebook, Inc., Class A (a)	154,297	13,871,300
Google, Inc., Class A (a)	18,064	11,531,516
Total		29,919,151
IT Services 5.9%
FleetCor Technologies, Inc. (a)	33,868	4,660,914
Visa, Inc., Class A	123,695	8,616,594
Total		13,277,508

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment 1.1%
NXP Semiconductors NV (a)	29,249	$2,546,711
Software 5.5%
Electronic Arts, Inc. (a)	72,751	4,928,880
Salesforce.com, inc. (a)	107,324	7,451,506
Total		12,380,386
Technology Hardware, Storage & Peripherals 3.5%
Apple, Inc.	72,141	7,957,152
TOTAL INFORMATION TECHNOLOGY		69,080,760
MATERIALS 3.0%
Chemicals 3.0%
Sherwin-Williams Co. (The)	30,858	6,874,545
TOTAL MATERIALS		6,874,545
Total Common Stocks (Cost: $197,505,988)		$219,249,974

	Shares	Value

Money Market Funds 2.9%
Columbia Short-Term Cash Fund, 0.169% (b)(c)	6,672,360	$6,672,360
Total Money Market Funds (Cost: $6,672,360)		$6,672,360
Total Investments
(Cost: $204,178,348) (d)		$225,922,334(e)
Other Assets & Liabilities, Net		505,183
Net Assets		$226,427,517

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,740,797	104,750,554	(105,818,991)	6,672,360	6,750.00	6,672,360

(d)

At September 30, 2015, the cost of securities for federal income tax purposes was approximately $204,178,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$33,794,000
Unrealized Depreciation	(12,050,000)
Net Unrealized Appreciation	$21,744,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	60,319,891	—	—	60,319,891
Consumer Staples	6,925,238	—	—	6,925,238
Energy	1,104,210	—	—	1,104,210
Financials	6,776,517	—	—	6,776,517
Health Care	55,892,842	—	—	55,892,842
Industrials	12,275,971	—	—	12,275,971
Information Technology	69,080,760	—	—	69,080,760
Materials	6,874,545	—	—	6,874,545
Total Common Stocks	219,249,974	—	—	219,249,974
Money Market Funds	—	6,672,360	—	6,672,360
Total Investments	219,249,974	6,672,360	—	225,922,334

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	7,740,797	7,740,797	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 20, 2015